November 29, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:      SEI Institutional Managed Trust Post-Effective Amendment No. 134 (File No. 033-09504) and Amendment No. 136 (File No. 811-04878) to Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of our client, SEI Institutional Managed Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 134 and, under the Investment Company Act of 1940, as amended, Amendment No. 136 (the “Filing”) to the Trust’s Registration Statement on Form N-1A.

This Filing is made pursuant to Rule 485(a)(1) under the 1933 Act solely for the purpose of reflecting the addition of a long/short equity sleeve in the Large Cap Growth Fund, a series of the Trust. The subsequent 485(b) filing will cover all series of the Trust as part of the annual update.

Please contact the undersigned at 215.963.4969 with your questions or comments.

Sincerely,

/s/ John J. O’Brien
John J. O’Brien, Esq.

cc: Ms. Theresa Pacharis

Morgan, Lewis & Bockius LLP

2222 Market Street
Philadelphia, PA 19103-3007	+1.215.963.5000
United States	+1.215.963.5001